Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Net Carrying Amount of Acquired Under Finance Lease Agreements - Finance Lease [Member] - PEN (S/)
S/ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Carrying Amount of Acquired Under Finance Lease Agreements [Line Items]
Cost of acquisition	S/ 64,710	S/ 64,710	S/ 64,640
Accumulated depreciation	(64,710)	(54,097)	(53,321)
Net carrying amount		S/ 10,613	S/ 11,319